Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2023
Accounts Payable And Accrued Expenses Abstract
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	June 30,	December 31,
	2023	2022
Accounts payable	$2,743,514	$1,333,044
Accrued liabilities	1,493,632	1,236,942
Payroll liabilities	89,516	346,693
	$4,326,662	$2,916,679